ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Error Corrections related to Statements of Equity (Details) - USD ($) $ in Millions	3 Months Ended							12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 5,160	$ 5,049	$ 4,986	$ 4,967	$ 4,917	$ 4,261	$ 4,128	$ 4,967	$ 4,128
Net income (loss)		118	62	47	107	55	(9)
Ending balance	$ 5,228	5,079	5,049	4,986	5,026	4,917	4,261	5,160	4,967	$ 4,128
JERSEY CENTRAL POWER & LIGHT COMPANY
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			4,986	4,967			4,128	4,967	4,128	3,968
Net income (loss)				47					242	125
Ending balance				4,986					4,967	4,128
As Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		5,065	4,998	4,977	4,924	4,266	4,132	4,977	4,132
Net income (loss)		119	66	49	109	57	(8)
Ending balance		5,096	5,065	4,998	5,035	4,924	4,266		4,977	4,132
As Reported | JERSEY CENTRAL POWER & LIGHT COMPANY
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			4,998	4,977			4,132	4,977	4,132	3,967
Net income (loss)				49					248	130
Ending balance				4,998					4,977	4,132
Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(16)	(12)	(10)	(7)	(5)	(4)	(10)	(4)
Net income (loss)		(1)	(4)	(2)	(2)	(2)	(1)
Ending balance		$ (17)	(16)	(12)	$ (9)	$ (7)	(5)		(10)	(4)
Adjustment | JERSEY CENTRAL POWER & LIGHT COMPANY
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			$ (12)	(10)			$ (4)	$ (10)	(4)	1
Net income (loss)				(2)					(6)	(5)
Ending balance				$ (12)					$ (10)	$ (4)